Stock Based Compensation (Summary of Non-vested Stock 0ption Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nonvested Shares Under Option
Non-vested, beginning balance	396,087
Granted	523,112	204,499
Vested	284,330
Forfeited	111,757
Non-vested, ending balance	523,112	396,087
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.94
Granted	$ 0.43
Forefeited	$ (0.64)
Non-vested, ending balance	$ 0.43	$ 0.94
Maximum [Member]
Weighted Average Grant Date Fair Value
Vested	$ 1.88
Minimum [Member]
Weighted Average Grant Date Fair Value
Vested	$ 0.10